Disclosure of dividends (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Dividend per share	$ 0.2	$ 0.18
Dividend payable	$ 31,213,000	$ 24,274,000
March 15, 2017 [Member]
Statements Line Items
Dividend per share		$ 0.04
Dividend payable		$ 4,264,000
Shares issued under dividend reinvestment plan		8,024,301
May 4, 2017 [Member]
Statements Line Items
Dividend per share		$ 0.04
Dividend payable		$ 4,270,000
Shares issued under dividend reinvestment plan		13,498,789
August 3, 2017 [Member]
Statements Line Items
Dividend per share		$ 0.05
Dividend payable		$ 7,850,000
Shares issued under dividend reinvestment plan		5,683,585
November 7, 2017 [Member]
Statements Line Items
Dividend per share		$ 0.05
Dividend payable		$ 7,890,000
Shares issued under dividend reinvestment plan		6,863,864
February 16, 2018
Statements Line Items
Dividend per share	$ 0.05
Dividend payable	$ 7,811,000
Shares issued under dividend reinvestment plan	27,302,917
May 3, 2018
Statements Line Items
Dividend per share	$ 0.05
Dividend payable	$ 7,811,000
Shares issued under dividend reinvestment plan	8,097,787
August 2, 2018
Statements Line Items
Dividend per share	$ 0.05
Dividend payable	$ 7,812,000
Shares issued under dividend reinvestment plan	28,065,085
November 6, 2018
Statements Line Items
Dividend per share	$ 0.05
Dividend payable	$ 7,779,000
Shares issued under dividend reinvestment plan	29,627,597